Commitments (Details Narrative)		12 Months Ended
	Dec. 15, 2020	Dec. 31, 2020
Underwriters agreement, description		The underwriters of the Initial Public Offering are entitled to a deferred fee of $0.35 per Unit, or $8,050,000 in the aggregate. Up to 40% of such amount (or $3,220,000) may be paid at the sole discretion of the Company's management team to the underwriters in the allocations determined by the management team and/or to third parties not participating in the Initial Public Offering (but who are members of FINRA) that assist the Company in consummating a Business Combination.
Percentage of business combination		40.00%
Equity purchase agreement, description	(a) change the name of the Company to AST SpaceMobile, Inc., (b) convert all then-outstanding Founder Shares, excluding any Forfeited Founder Shares into shares of Class A common stock, par value $0.0001 per share, of SpaceMobile ("Class A Common Stock") and (c) authorize the issuance of Class B common stock, par value $0.0001 per share, of SpaceMobile ("Class B Common Stock") and Class C common stock, par value $0.0001 per share, of SpaceMobile ("Class C Common Stock") and (ii) replace the Amended and Restated By-Laws of the Company (the "Existing Bylaws"), by adopting the Bylaws of AST SpaceMobile, Inc. (the "SpaceMobile Bylaws").
Subscription Agreements [Member]
Equity purchase agreement, description	The Company entered into various subscription agreements (the "Subscription Agreements") with certain third-party investors (the "PIPE Investors") pursuant to which the PIPE Investors have committed to make private investments in public equity in the form of Class A Common Stock in an aggregate amount of $230 million (the "PIPE Investment"). In exchange for the PIPE Investment, the PIPE Investors will receive an aggregate of 23 million shares of Class A Common Stock.